ACQUISITION OF BUSINESSES	12 Months Ended
Dec. 31, 2023
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [abstract]
ACQUISITION OF BUSINESSES	ACQUISITION OF BUSINESSES
(a)Acquisitions completed in 2023
Infrastructure services
Mobile Mini Solutions (“Mobile Mini”)
On January 31, 2023, the partnership’s modular building leasing services acquired a 100% economic interest in Mobile Mini, a provider of portable storage solutions in the United Kingdom for total consideration of $419 million, funded with debt and equity. The partnership received 100% of the voting rights in Mobile Mini, which provided the partnership with control, and accordingly, the partnership has consolidated the business for financial reporting purposes. The fair values of acquired assets, assumed liabilities and goodwill for the acquisition have been determined on a preliminary basis at the end of the reporting period.
Goodwill of $176 million was recognized and represents growth the partnership expects to experience from the operations. The goodwill recognized was not deductible for income tax purposes. Customer relationship intangible assets of $58 million, property, plant and equipment of $236 million and other net liabilities of $51 million were acquired as part of the transaction. Transaction costs of approximately $10 million were recorded as other expenses in the consolidated statements of operating results.
(b)Acquisitions completed in 2022
The following table summarizes the consideration transferred, assets acquired, liabilities assumed and non-controlling interests recognized at the applicable acquisition dates for significant acquisitions. The consideration transferred reflects the partnership’s equity contribution, debt raised alongside institutional partners to fund the acquisition, contingent consideration and other non-cash consideration:

(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Cash	$10,381	$6,488	$659	$17,528
Contingent and other non-cash consideration	491	29	225	745
Total consideration	$10,872	$6,517	$884	$18,273

Cash and cash equivalents	$739	$76	$14	$829
Accounts receivable and other, net	523	456	36	1,015
Inventory, net	15	169	117	301
Property, plant and equipment	774	364	42	1,180
Intangible assets	5,727	4,373	356	10,456
Goodwill	5,547	1,499	382	7,428
Deferred income tax assets	4,542	4	—	4,546
Equity accounted investments and other assets	427	309	—	736
Accounts payable and other	(1,460)	(451)	(49)	(1,960)
Non-recourse borrowings in subsidiaries of the partnership	(4,543)	—	—	(4,543)
Deferred income tax liabilities	(1,338)	(282)	(14)	(1,634)
Net assets acquired before non-controlling interests	$10,953	$6,517	$884	$18,354
Non-controlling interests acquired	(81)	—	—	(81)
Net assets acquired	$10,872	$6,517	$884	$18,273
Business services
La Trobe Financial Services Pty Limited (“La Trobe”)
On May 31, 2022, the partnership, together with institutional partners, acquired a 100% economic interest in La Trobe, an Australian residential mortgage lender, for total consideration of $1.1 billion, funded with debt, equity, non-cash and contingent consideration. The partnership received 100% of the voting rights in La Trobe, which provided the partnership with control and accordingly, the partnership has consolidated the business for financial reporting purposes.
Goodwill of $384 million was recognized and represents the growth the partnership expects to experience from the operations. The goodwill recognized was not deductible for income tax purposes. Intangible assets of $655 million were acquired as part of the transaction, comprising management contract rights, mortgage broker channel, computer software and brand name. Other items include $4.5 billion of loans receivable, $4.5 billion of borrowings and $14 million of other net liabilities. Transaction costs of approximately $8 million were recorded as other expenses in the 2022 consolidated statements of operating results.
CDK Global
On July 6, 2022, the partnership, together with institutional partners, acquired a 100% economic interest in CDK Global, a provider of technology services and software solutions to automotive dealers. Total consideration was $8.3 billion, funded with debt and equity. The partnership received 100% of the voting rights, which provided the partnership with control and accordingly, the partnership has consolidated the business for financial reporting purposes.
Goodwill of $4.6 billion was recognized and represents growth the partnership expects to experience from the operations. The goodwill recognized was not deductible for income tax purposes. Intangible assets acquired comprise a customer relationship asset of $3.8 billion with a useful life of 15 years, developed technology of $0.7 billion with a useful life of 3-5 years, and a brand intangible asset of $0.3 billion with a useful life of 15 years. Other items included $301 million of cash and cash equivalents, $377 million of accounts receivable and other, $953 million of accounts payable and other, $1.1 billion of deferred tax liabilities and $361 million of other net assets. Transaction costs of approximately $15 million were recorded as other expenses in the 2022 consolidated statements of operating results. Non-controlling interests of $81 million were recognized and measured at fair value.
The acquired customer relationship intangible was valued with significant inputs of revenue growth rates, customer attrition rates, and a discount rate determined using a capital asset pricing model. The useful life of 15 years represents the pattern of economic benefits realized by the business, primarily due to the low customer attrition rate observed, and reflects the period of time over which the majority of the cumulative present value of cash flows from the intangible asset would be realized, and after which any remaining forward-looking cash flows from the asset were determined to be de minimis in present value terms.
Magnati - Sole Proprietorship LLC (“Magnati”)
On August 8, 2022, the partnership, together with institutional partners, acquired a 60% economic interest in Magnati, a technology-enabled services provider in the payment processing space. Total consideration for the business was $763 million, funded with debt and equity and included contingent consideration payable to the former shareholder if certain performance targets are met and non-cash consideration from the former shareholder for retention of their 40% economic interest. The partnership received 60% of the voting rights in Magnati, which provided the partnership with control and accordingly, the partnership has consolidated the business for financial reporting purposes.
Goodwill of $500 million was recognized and represents the growth the partnership expects to experience from the operations. The goodwill recognized was not deductible for income tax purposes. Intangible assets of $226 million were acquired as part of the transaction, comprising customer relationships, trade name and service contracts. Other items include $345 million of financial assets and $308 million of other net liabilities. Transaction costs of approximately $3 million were recorded as other expenses in the 2022 consolidated statements of operating results.
Unidas Locadora S.A. (“Unidas”)
On October 1, 2022, the partnership, together with institutional partners, acquired a 100% economic interest in Unidas, a leading full-service car rental business in Brazil. Total consideration was $731 million, funded with debt, equity, non-cash and contingent consideration. The partnership received 100% of the voting rights, which provided the partnership with control and accordingly, the partnership has consolidated the business for financial reporting purposes.
Goodwill of $103 million was recognized and represents growth the partnership expects to experience from the operations. Other items include $664 million of property, plant and equipment primarily related to the fleet of rental cars and $36 million of other net liabilities. Transaction costs of approximately $1 million were recorded as other expenses in the 2022 consolidated statements of operating results.
Infrastructure services
Scientific Games, LLC (“Scientific Games”)
On April 4, 2022, the partnership, together with institutional partners, acquired a 100% economic interest in Scientific Games, a service provider to government-sponsored lottery programs with capabilities in game design, distribution, systems and terminals and turnkey technology solutions. Total consideration was $5.8 billion, comprising debt and equity. The partnership received 100% of the voting rights, which provided the partnership with control and accordingly, the partnership has consolidated the business for financial reporting purposes.
Goodwill of $1.2 billion was recognized and represents growth the partnership expects to experience from the operations. The goodwill recognized was not deductible for income tax purposes. Intangible assets acquired comprise a customer relationship asset of $2.8 billion with a useful life of 20 years, a brand intangible asset of $1.0 billion with an indefinite useful life, and software of $0.2 billion. Other items include $555 million of other net assets. Transaction costs of approximately $16 million were recorded as other expenses in the 2022 consolidated statements of operating results.
The acquired customer relationship intangible was valued with significant inputs of revenue growth rates, customer attrition rates, and a discount rate determined using a capital asset pricing model. The useful life of 20 years represents the pattern of economic benefits realized by the business, primarily due to the low customer attrition rate observed, and reflects the period of time over which the majority of the cumulative present value of cash flows from the intangible asset would be realized, and after which any remaining forward-looking cash flows from the asset were determined to be de minimis in present value terms.
The acquired brand intangible was valued using a relief from royalty method with significant inputs of revenue growth rates, royalty rates and a discount rate determined using a capital asset pricing model. The lottery services operation business has significant historical experience using the brand and intends to continue using the brand in the long-term. The partnership has determined the asset to have an indefinite life as there is no foreseeable limit to the period that this asset is expected to generate cash flows.
BHI Energy, Inc. (“BHI Energy”)
On May 27, 2022, the partnership’s nuclear technology services operation acquired a 100% economic interest in BHI Energy for total consideration of $737 million. The partnership received 100% of the voting rights through its nuclear technology services operation, which provided the partnership with control and accordingly, the partnership has consolidated the business for financial reporting purposes.
Goodwill of $257 million was recognized, of which $68 million was deductible for tax purposes and represents growth the partnership’s nuclear technology services operation expect to experience from the operations. Intangible assets of $390 million were acquired as part of the transaction, comprising customer relationships and brand names. Other items include $90 million of other net assets.
Industrials
TexTrail Inc. (“TexTrail”)
On October 5, 2022, the partnership, together with institutional partners, acquired a 100% economic interest in TexTrail, a leading distributor of axles and trailer components. Total consideration was $884 million, funded with debt and equity. The partnership received 100% of the voting rights through its engineered components manufacturing operation, which provided the partnership with control and accordingly, the partnership has consolidated the business for financial reporting purposes.
Goodwill of $382 million was recognized, of which $318 million was deductible for tax purposes and represents growth the partnership expects to experience from the operations. Intangible assets of $356 million were acquired as part of the transaction which primarily comprised customer relationships, trade names and trademarks. Other items include $146 million of other net assets. Transaction costs of approximately $6 million were recorded as other expenses in the 2022 consolidated statements of operating results.